Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents (Note 15)	$ 1,200,645	$ 1,325,406
Short-term investments (Notes 4 and 15)	1,362,641	1,153,623
Accounts receivable, net (Note 5)	1,710,773	1,439,828
Inventories, net (Note 6)	1,987,257	1,557,574
Other current assets (Notes 10, 14, 15 and 20)	446,765	384,744
Total current assets	6,708,081	5,861,175
Property, plant and equipment, net (Note 7)	3,755,604	3,852,118
Restricted cash and investments (Notes 8 and 15)	585,833	598,482
Goodwill (Note 9)	1,830,661	1,836,294
Other intangible assets, net (Note 9)	784,640	856,125
Other assets (Note 10)	905,531	917,716
Total assets	14,570,350	13,921,910
Current liabilities:
Short-term debt (Notes 12 and 15)	1,826	13,328
Long-term debt due within one year (Notes 12 and 15)	650,000
Accounts payable (Note 11)	958,645	896,703
Salaries, wages and related accruals (Notes 17 and 18)	333,341	207,168
Accrued expenses and other current liabilities (Notes 11, 14, 15 and 16)	452,247	387,239
Total current liabilities	2,396,059	1,504,438
Long-term debt due after one year (Notes 12 and 15)	3,630,200	4,280,200
Deferred credits and other liabilities (Notes 14, 15, 16, 17, 18 and 20)	837,511	806,578
Total liabilities	6,863,770	6,591,216
Commitments and contingencies (Notes 6, 14 and 16)
Nucor stockholders' equity (Notes 13 and 17):
Common stock (800,000 shares authorized; 376,239 and 375,451 shares issued, respectively)	150,496	150,181
Additional paid-in capital	1,756,534	1,711,518
Retained earnings	7,111,566	6,795,988
Accumulated other comprehensive loss, net of income taxes (Notes 2 and 14)	(38,177)	(27,776)
Treasury stock (59,490 and 59,660 shares, respectively)	(1,505,534)	(1,509,841)
Total Nucor stockholders' equity	7,474,885	7,120,070
Noncontrolling interests	231,695	210,624
Total equity	7,706,580	7,330,694
Total liabilities and equity	$ 14,570,350	$ 13,921,910